SECURITIES AND EXCHANGE COMMISSION

                                   FORM 13F-E

            NAME OF REPORTING MANAGER: DANE, FALB, STONE & CO., INC.




Report for the Calendar Year or Quarter Ended:     09/30/99

Institutional Investment Manager:                  Dane, Falb, Stone & Co., Inc.

I REPRESENT THAT I AM AUTHORIZED TO SUBMIT THIS FORM AND THAT ALL INFORMATION IN THIS FORM AND THE ATTACHMENTS TO IT ARE TRUE, CORRECT AND COMPLETE, AND I UNDERSTAND THAT ALL REQUIRED ITEMS, STATEMENTS AND SCHEDULES ARE INTEGRAL PARTS OF THIS FORM AND THAT THE SUBMISSION OF ANY AMENDMENT REPRESENTS THAT ALL UNAMENDED ITEMS, STATEMENTS AND SCHEDULES REMAIN TRUE, CORRECT AND COMPLETE AS PREVIOUSLY SUBMITTED.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Name, Title and Telephone Number of Person Submitting Report:

Edward N. Dane, Principal
(617)742-0666

Signature, Place and Date of Signing:

/s/ Edward N. Dane
Boston, Massachusetts
11/12/99

Other Managers on Whose Behalf this Report is Filed:

None

Managers Reporting on Behalf of Reporting Manager:

None

REPORT SUMMARY:

Number of Other Included Managers: None
                                  -----
Form 13F Information Table Entry Total: 55
                                       ----
Form 13F Information Table Value Total: 46,089,000.00
                                       ---------------

                       SECURITIES AND EXCHANGE COMMISSION

                                   FORM 13F-E

            NAME OF REPORTING MANAGER: DANE, FALB, STONE & CO., INC.


   NAME OF ISSUER              TITLE OF          CUSIP        VALUE   SHARES OR      INVEST DISCRECTION         VOTING AUTHORITY
   --------------                CLASS           -----        x1000   PRINCIPAL      ------------------         ----------------
                               --------                       -----    AMOUNT
                                                                      ---------   SOLE    SHARED    NONE     SOLE    SHARED    NONE
                                                                                  ----    ------    ----     ----    ------    ----
Abbott Labs                  Com                 002824100     323      8800      8800        0              8800         0
Act Networks Inc             Com                 000975102     393     44700     44700        0             44700         0
ADE Corp MA                  Com                 00089C107     463     33102     33102        0             33102         0
Armco Inc.                   Pfd CVA $ 3.625     042170407    1283     24925     24925        0             24925         0
Aust & NZ BnkGrp             Sponsored ADR       052528304    1214     35975     35775      200             35775       200
Banc One Corp                Com                 059438101     396     11400     11400        0             11400         0
Barrick Gold Cp              Com                 067901108     488     22450     22450        0             22450         0
Bat Mt Gold                  CDT-CV SB DB6%05    071593AA5     906    925000    925000        0            925000         0
Battle Mtn Gold              Pfd Conv $3.25      071593305     651     18600     18400      200             18400       200
Bell Atlantic                Com                 077853109     302      4496      4496        0              4496         0
BP Amoco                     Sponsored ADR       055622104    1114     10055     10055        0             10055         0
Bristol Myers Squibb         Com                 110122108     999     14800     14200      600             14200       600
British Steel Plc            ADR Final Install   111015301     534     20766     20766        0             20766         0
Broken Hill Prop             Sponsored ADR       112169602     378     16300     15860      440             15860       440
Coeur d'Alene                MARCS               19218207      506     87100     87100        0             87100         0
Duke Energy                  Com                 264399106    1105     20050     20050        0             20050         0
Edperbrascan Cp              Class A             280905803     652     45800     45100      700             45100       700
Exxon Corp                   Com                 302290101    1511     19900     19900        0             19900         0
Federated Department Stores  Com                 31410H101     926     21200     21200        0             21200         0
First Aust Pr Inc Fd         Com                 318653102     953    155615    155615        0            155615         0
Ford Motor Co                Com                 345370100    1634     32650     32650        0             32650         0
General Electric             Com                 369604103    1647     13893     12893     1000             12893      1000
Grp Telvsa SA De Cv          Sp ADR REP ORD      40049J206    1627     40750     40750        0             40750         0
GTE Corp                     Com                 362320103    1187     15450     15450        0             15450         0
H&Q Life Sciences Fd         Sh Ben Int          404053100     675     47791     47491      300             47491       300
Hecla Mng Co                 Pfd Cv Ser B        422704205    1350     39800     39800        0             39800         0
Hewlett Packard              Com                 428236102     937     10200      9900      300              9900       300
Homestake Mining             Com                 437614100     365     39825     39825        0             39825         0
Input/Output                 Com                 457652105     922    134150    134150        0            134150         0
Lucent Techn                 Com                 549463197    1290     19890     19890        0             19890         0
MA Health & Educ TE          Sh Ben Int          575672100     232     18000     18000        0             18000         0
Meditrust Corp               Sh Ben Int          58501T108     396     46699     46699        0             46699         0
Meditronic                   Com                 585055106     301      8490      8490        0              8490         0
Merck&Co Inc                 Com                 589331107     383      5914      5914        0              5914         0
Mentor Graphics Corp         Com                 587200106     399     46700     46700        0             46700         0
Mobil Corp                   Com                 607059102     832      8266      8266        0              8266         0
Montana Power                Com                 612085100     572     18200     18200        0             18200         0
MS/DW Incm                   Com                 61745P874    1363     84200     83600      600             83600       600
New Century Energies         Com                 64352U103    1778     53200     52400      800             52400       800
Newmont Mining               Com                 651639106     390     15081     15081        0             15081         0
Novell Inc                   Com                 670006105     862     41700     41700        0             41700         0
Occidental Petro Crp         Com                 674599105    1369     59200     59200        0             59200         0
Olin Corp                    Com                 680665205     598     43900     43900        0             43900         0
Pharmacia & Upjohn           Com                 716941109    1121     22600     22500      100             22500       100
Printronix Inc               Com                 742578107     652     34800     34800        0             34800         0
Schering Plough Corp         Com                 806605101     248      5700      5700        0              5700         0
Scudder Global               Com                 81115E101     279     57400     57400        0             57400         0
Senior High Income Portfolio Com                 81721E107     623     85300     85300        0             85300         0
Telcom NewZealand            Sponsored ADR       879278208    1005     31350     31350        0             31350         0
Telefo de Mex'L              Sp ADR REP ORD      879403780     677      9514      9514        0              9514         0
Thermo Electron Corp         Com                 883556102    1051     78250     78250        0             78250         0
Timken Co                    Com                 887389104     790     49000     49000        0             49000         0
Toreador Royalty Cp          Com                 891041105    2630    751500    750700      800            750700       800
Walmart                      Com                 931142103     217      4575      4575        0              4575         0
Washington Mutual Inc        Com                 939322103     590     20200     20200        0             20200         0


